Expenses by Nature - Summary of Employee Benefits Expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Expense By Nature [Abstract]
Wages, salaries and bonuses	¥ 2,539	¥ 2,562	¥ 2,688
Welfare, medical and other expenses	491	566	508
Share-based compensation expenses	596	670	823
Contribution to pension plans	193	192	205
Employee benefits expense	¥ 3,819	¥ 3,990	¥ 4,224